Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2019
Prospectus Date	rr_ProspectusDate	Mar. 31, 2019
Cohen & Steers Global Realty Majors ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS ETF TRUST

Cohen & Steers Global Realty Majors ETF (NYSE ARCA: GRI)
(the "Fund")

Supplement dated December 13, 2019 to the Summary Prospectus and Prospectus, each dated March 31, 2019, as supplemented. This supplement supersedes and replaces the supplement filed for the Fund on October 28, 2019.

IMPORTANT NOTICE REGARDING
A CHANGE IN INVESTMENT POLICY AND UNDERLYING INDEX

All changes noted in this supplement will be effective prior to commencement of trading on January 2, 2020 (the "Effective Date").

The Fund's name will change to "ALPS REIT Dividend Dogs ETF." Therefore, all references to Cohen & Steers Global Realty Majors ETF are hereby deleted and replaced with references to ALPS REIT Dividend Dogs ETF as of the Effective Date.

In addition, the Fund's underlying index will change to the S-Network® REIT Dividend Dogs Index (ticker symbol RDOGX) as of the Effective Date. Therefore, all references to the Cohen & Steers Global Realty Majors Index (ticker symbol GRM) are hereby deleted and replaced with references to the S-Network REIT Dividend Dogs Index (ticker symbol RDOGX) as of the Effective Date.

The Fund's ticker symbol will change from GRI to RDOG. Therefore, all references to GRI are hereby deleted and replaced with references to RDOG as of the Effective Date.

The information under the section titled "Investment Objective" in the Fund's Summary Prospectus and Prospectus will be replaced in its entirety with the following as of the Effective Date:

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of an index called the S-Network REIT Dividend Dogs Index (ticker symbol RDOGX) (the "Underlying Index").

The "Annual Fund Operating Expenses" table in the section titled "Fees and Expenses of the Fund" in the Fund's Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

The information under the header "Example" in the Fund's Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

	One Year	Three Years	Five Years	Ten Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$36	$113	$196	$443

The information under the section titled "Principal Investment Strategies" in the Fund's Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

ALPS Advisors, Inc. (the "Adviser") will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying real estate investment trusts ("REITs") (i.e. "Dividend Dogs") in the S-Network US Composite REIT Index, a universe of mainly REITs listed in the United States (the "S-Net U.S. REIT"), on a segment-by-segment basis. "Dividend Dogs" refers to the five REITs in each of the nine segments that make up the S-Net U.S. REIT which offer the highest dividend yields.

The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include REITs, American depositary receipts ("ADRs"), American depositary shares ("ADSs") and global depositary receipts ("GDRs")) that comprise the Underlying Index.

The Underlying Index generally consists of 45 REITs on each annual reconstitution date, which is the third Friday of December each year. The Underlying Index's REITs must be constituents of the S-Net U.S. REIT universe, which includes a universe of mainly REITs listed in the United States. The selection criteria for the universe also includes requirements for segment inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors.

Individual securities to be included in the Underlying Index are selected based on a ranking system within each segment that selects the top five REITs in the segment by indicated dividend yield as of the last trading day of November that have funds from operations per share greater than their trailing-12-month dividends per share. Indicated dividend yield is computed based on the last regular cash dividend paid by the company multiplied by the payment frequency, divided by the share price. (Special dividends are not included). The eligible REITs that are selected for inclusion in the Underlying Index's portfolio are equally weighted.

The Underlying Index was developed by S-Network® Global Indexes, Inc. (the "Index Provider"), and its publication began in October 2019. The Index Provider serves as calculation agent. Underlying Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time the following day, at 15 second intervals under the symbol "RDOGX."

The following information will be added to the section titled "Principal Investment Risks" in the Fund's Summary Prospectus and Prospectus as of the Effective Date:

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

High Dividend Yield Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Underlying Segment Risk. The Fund will be exposed to the additional risks associated with its investments in companies of each segment of the Underlying Index.

All references to "Foreign Investment Risk" and "Emerging Markets Risk" in the Fund's Summary Prospectus and Prospectus will be deleted in their entirety as of the Effective Date.

The Fund is changing its primary benchmark for performance comparison purposes from the Cohen & Steers Global Realty Majors Portfolio Index to the S-Network REIT Dividend Dogs Index and its secondary benchmarks for performance comparison purposes from the S&P 500 Index and the FTSE EPRA/NAREIT Developed Real Estate Index to the S-Network Composite US REIT Index. Therefore, the "Average Annual Total Returns" table in the Fund's Summary Prospectus and Prospectus is hereby deleted and replaced with the following as of the Effective Date:

Average Annual Total Returns
For the periods ended December 31, 2018

	1 Year	5 Years	10 Years	Since Inception (May 7, 2008)
Return Before Taxes	-4.82%	4.54%	9.45%	2.20%
Return After Taxes on Distributions	-5.79%	3.20%	7.92%	0.80%
Return After Taxes on Distributions and Sale of Fund Shares	-2.65%	2.96%	7.04%	1.09%
S-Network REIT Dividend Dogs Index*(1) (reflects no deduction for fees, expenses or taxes)	-9.85%	7.95%	14.01%	7.47%
Cohen & Steers Global Realty Majors Portfolio Index* (reflects no deduction for fees, expenses or taxes)	-4.18%	5.30%	10.24%	3.00%
S-Network Composite US REIT Index*(2) (reflects no deduction for fees, expenses or taxes)	-3.68%	8.26%	12.36%	6.55%
S&P 500® Index* (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%	7.97%
FTSE EPRA/NAREIT Developed Real Estate Index* (reflects no deduction for fees, expenses or taxes)	-4.74%	5.26%	10.53%	3.11%

*	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

(1)	Effective January 2, 2019, the Fund replaced the Cohen & Steers Global Realty Majors Portfolio Index as the Fund's primary benchmark for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund's new primary benchmark, the S-Network REIT Dividend Dogs Index more closely aligns with the Fund's investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.

(2)	Effective January 2, 2019, the Fund replaced the S&P 500 Index and the FTSE EPRA/NAREIT Developed Real Estate Index as the Fund's secondary benchmarks for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund's new secondary benchmark, the S-Network Composite US REIT Index, more closely aligns with the Fund's investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.